UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                             FORM 13F   COVER PAGE

       Report for the Calendar Year or Quarter Ended:  December 31, 2010

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.


              Institutional Investment Manager Filing this Report:

              Name:   W.R. Huff Asset Management Co., L.L.C.
                      ----------------------------------------

              Address:  1776 On The Green
                        67 Park Place, 9th Floor
                        --------------------------
                        Morristown, NJ  07960
                        -----------------------

                        FORM 13F FILE NUMBER:  28-   10831
                        ------------------------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward T. Dartley
           -----------------

Title:     Counsel
           -----------------

Phone:     (973) 984-1233
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Signature, Place, and Date of Signing:

/s/ Edward T. Dartley             Morristown, NJ              2/14/2011
----------------------           ----------------           -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       21
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Form 13F Information Table Value Total:       $162,412     (thousands)
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List of Other Included Managers:     None
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

                           Form 13F Information Table

                     W.R. Huff Asset Management Co., L.L.C.
                                    FORM 13F
                                December 31, 2010


                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
Apple Inc                   Com        037833100      506        1,570  SH         SOLE                 1,570
Bristol Myers Squibb Co     Com        110122108      262        9,885  SH         SOLE                 9,885
CKX, Inc.                   Com        12562M106   56,205   13,946,612  SH         SOLE            13,946,612
Chevron Corp New            Com        166764100      548        6,000  SH         SOLE                 6,000
Duke Energy Corp New        Com        26441C105      183       10,268  SH         SOLE                10,268
Elan Plc                    ADR        284131208       86       15,000  SH         SOLE                15,000
Hewlett Packard Co          Com        428236103      976       23,180  SH         SOLE                23,180
Intel Corp                  Com        458140100    1,891       89,900  SH         SOLE                89,900
Kraft Foods Inc             CL A       50075N104    8,521      270,407  SH         SOLE               270,407
LyondellBasell
   Industries N             SHS -A-    N53745100   25,715      747,527  SH         SOLE               747,527
Mercer Intl Inc             Com        588056101    1,913      246,869  SH         SOLE               246,869
Occidental Pete Corp Del    Com        674599105      245        2,500  SH         SOLE                 2,500
Omnicare Inc                Com        681904108      711       27,995  SH         SOLE                27,995
Peabody Energy Corp         Com        704549104      883       13,800  SH         SOLE                13,800
Plains Expl & Prodtn Co     Com        726505100      524       16,300  SH         SOLE                16,300
Portugal Telecom SGPS S A   Sponsored
                            ADR        737273102      140       12,175  SH         SOLE                12,175
Rentrak                     Com        760174102   31,277    1,037,042  SH         SOLE             1,037,042
Southern Co                 Com        842587107      247        6,462  SH         SOLE                 6,462
Telefonica S A              Sponsored
                            ADR        879382208      530        7,739  SH         SOLE                 7,739
Time Warner Cable Inc       Com        88732J207   30,419      460,681  SH         SOLE               460,681
Verizon Communications
   Inc                      Com        92343V104      630       17,600  SH         SOLE                17,600


This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.